EMPLOYEE BENEFIT PLANS - Amounts recognized in the consolidated balance sheets (Details) - 12 months ended Dec. 31, 2020 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)	USD ($)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Salary and welfare payables	¥ 8
Retirement benefit obligation	179		$ 27
Liability in the balance sheet	187
Net amount recognized in accumulated other comprehensive loss	¥ 27	$ 4